PENSION PLANS AND RETIREE BENEFITS (Summary of Assumed Health Care Cost Trend Rates) (Details)	12 Months Ended
Dec. 31, 2018 CAD ($)
PENSION PLANS AND RETIREE BENEFITS [Abstract]
Increase, Service and interest costs	$ 1,700,000.0
Decrease, Service and interest costs	(1,300,000.0)
Increase, Accrued benefit obligations	19,800,000.0
Decrease, Accrued benefit obligation	$ (16,000,000.0)